GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill and other intangible assets (see Note 12)	$ 2,144	$ 1,596	$ 5,833
Property, plant and equipment (see Note 11)	200	600
Financial assets (see Note 13)	0	(800)	1,500
Total impairment loss	2,177	1,408	$ 11,105
Total for all individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill and other intangible assets (see Note 12)	2,144	1,596
Property, plant and equipment (see Note 11)	220	612
Financial assets (see Note 13)	0	(800)
Total impairment loss	$ 2,364	$ 1,408